STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 1,764,877		$ 121,234
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(2,331,584)		(863,845)
Changes in assets and liabilities
Accounts payable and accrued expenses	(36,800)		1,800
Accounts payable - affiliates	(1,715,077)		(484,374)
Other assets	1,200		339,318
Net cash used in operating activities	(2,317,384)		(885,867)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,586,909	[1]	608,520	[2]
Net cash provided by investing activities	2,586,909		608,520
Cash flows from financing activities
Distributions paid to assignees	(198,635)		0
Net cash used in financing activities	(198,635)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	70,890		(277,347)
Cash and cash equivalents, beginning	1,025,100		1,302,447
Cash and cash equivalents, end	1,095,990		1,025,100
Series Seven [Member]
Cash flows from operating activities
Net income (loss)	0		0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0		0
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Other assets	0		0
Net cash used in operating activities	0		0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	0	[2]
Net cash provided by investing activities	0		0
Cash flows from financing activities
Distributions paid to assignees	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		0
Cash and cash equivalents, beginning	0		0
Cash and cash equivalents, end	0		0
Series Nine [Member]
Cash flows from operating activities
Net income (loss)	(37,650)		77,368
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(81,372)		(215,680)
Changes in assets and liabilities
Accounts payable and accrued expenses	(25,900)		(9,100)
Accounts payable - affiliates	82,528		(282,823)
Other assets	0		0
Net cash used in operating activities	(62,394)		(430,235)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	81,372	[1]	215,680	[2]
Net cash provided by investing activities	81,372		215,680
Cash flows from financing activities
Distributions paid to assignees	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	18,978		(214,555)
Cash and cash equivalents, beginning	101,496		316,051
Cash and cash equivalents, end	120,474		101,496
Series Ten [Member]
Cash flows from operating activities
Net income (loss)	174,126		(49,977)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(250,276)		(67,526)
Changes in assets and liabilities
Accounts payable and accrued expenses	(5,000)		5,000
Accounts payable - affiliates	(245,472)		(322,624)
Other assets	0		339,418
Net cash used in operating activities	(326,622)		(95,709)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	250,276	[1]	67,526	[2]
Net cash provided by investing activities	250,276		67,526
Cash flows from financing activities
Distributions paid to assignees	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(76,346)		(28,183)
Cash and cash equivalents, beginning	222,664		250,847
Cash and cash equivalents, end	146,318		222,664
Series Eleven [Member]
Cash flows from operating activities
Net income (loss)	(95,260)		(22,413)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(13,811)		(101,525)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(750)		68,632
Other assets	0		0
Net cash used in operating activities	(109,821)		(55,306)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	115,336	[1]	0	[2]
Net cash provided by investing activities	115,336		0
Cash flows from financing activities
Distributions paid to assignees	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,515		(55,306)
Cash and cash equivalents, beginning	150,502		205,808
Cash and cash equivalents, end	156,017		150,502
Series Twelve [Member]
Cash flows from operating activities
Net income (loss)	693,634		49,560
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(784,434)		(160,100)
Changes in assets and liabilities
Accounts payable and accrued expenses	(7,500)		0
Accounts payable - affiliates	(571,704)		(37,065)
Other assets	0		0
Net cash used in operating activities	(670,004)		(147,605)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	784,434	[1]	160,100	[2]
Net cash provided by investing activities	784,434		160,100
Cash flows from financing activities
Distributions paid to assignees	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	114,430		12,495
Cash and cash equivalents, beginning	182,782		170,287
Cash and cash equivalents, end	297,212		182,782
Series Fourteen [Member]
Cash flows from operating activities
Net income (loss)	1,030,027		66,696
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(1,201,691)		(319,014)
Changes in assets and liabilities
Accounts payable and accrued expenses	1,600		5,900
Accounts payable - affiliates	(979,679)		89,506
Other assets	1,200		(100)
Net cash used in operating activities	(1,148,543)		(157,012)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,355,491	[1]	165,214	[2]
Net cash provided by investing activities	1,355,491		165,214
Cash flows from financing activities
Distributions paid to assignees	(198,635)		0
Net cash used in financing activities	(198,635)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8,313		8,202
Cash and cash equivalents, beginning	367,656		359,454
Cash and cash equivalents, end	$ 375,969		$ 367,656

[1]	Partnership proceeds from disposition include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.
[2]	Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.